Annual Fund Operating Expenses - REX IncomeMax Option Strategy ETF [Member]	Apr. 29, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	1.32%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.